Equity Method Investments - Additional Information (Detail) (USD $)	12 Months Ended						1 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 RW Gathering, LLC	Dec. 31, 2011 RW Gathering, LLC	Dec. 31, 2010 RW Gathering, LLC	May 29, 2012 Keystone Midstream Services	Dec. 31, 2010 Keystone Midstream Services	May 29, 2012 Keystone Midstream Services	Dec. 31, 2012 Keystone Midstream Services	Dec. 31, 2011 Keystone Midstream Services
Schedule of Equity Method Investments [Line Items]
Ownership percentage				40.00%			28.00%		28.00%
Equity investment	$ 16,978,000	$ 41,683,000	$ 18,399,000	$ 17,000,000	$ 15,700,000		$ 28,100,000		$ 28,100,000		$ 26,000,000
Equity investment, cash contribution				2,000,000	9,700,000					2,100,000	13,500,000
Income (Loss) on Equity Method Investments	(3,921,000)	81,000	(200,000)	1,700,000	400,000	100,000	12,000,000	500,000			1,600,000
Income (Loss) on Equity Method Investments, net of tax								100,000	3,200,000		500,000
Transaction expenses related to the sale of the entity							$ 12,000,000